Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Detail)	12 Months Ended
Mar. 31, 2021
Other Investments- equity securities [Member]
Disclosure Of Financial Instruments [Line Items]
Valuation technique	Discounted cash flows: The valuation model considers the present value of expected free cash flows, discounted using a risk adjusted discount rate.
Significant unobservable inputs	Forecast annual revenue growth rate : 4% - 25% (March 31, 2020: (47%) - 50%) Forecast EBITDA margin: (3%) - 25% (March 31, 2020: (13%) - 26%) Risk adjusted discount rate: 17.0% (March 31, 2020: 17.0%)
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if : - the annual revenue growth rate were higher (lower) - the EBITDA margin were higher (lower) - the risk adjusted discount rate was lower (higher)
Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Instruments [Line Items]
Valuation technique	Discounted cash flows: The valuation model considers the present value of the expected future payments, discounted using a risk-adjusted discount rate.
Significant unobservable inputs	Expected cash flows: USD 17,054 (March 31, 2020: USD 16,710) Risk-adjusted discount rate: 10.20% (March 31, 2020: 10.20%)
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: – the expected cash flows were higher (lower); – the risk-adjusted discount rate were lower (higher).